STATEMENTS OF MEMBERS' DEFICIT - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning	$ (184,393,971)	$ (143,824,666)	$ (159,184,883)	$ (121,659,065)	$ (152,283,265)	$ (121,659,065)	$ (104,463,427)
Adjustment to shareholder receivables	(2,625)	(8,382)	(4,113)	(11,068)		(10,116)	(5,715)
Unit-based compensation		(6,109)	38,486	99,365		99,365	17,395
Preferred A Unit dividend	(573,562)	(529,770)	(1,675,091)	(1,541,761)		(2,082,277)	(1,927,830)
Net loss	(23,432,428)	(7,914,338)	(47,576,985)	(29,170,736)		(35,532,791)	(15,279,488)
Balance as of ending	$ (208,402,586)	$ (152,283,265)	$ (208,402,586)	$ (152,283,265)	$ (208,402,586)	$ (159,184,883)	$ (121,659,065)
Members | Series A
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	245,300	245,300	245,300	245,300	245,300	245,300	245,300
Balance as of ending (in units)	245,300	245,300	245,300	245,300	245,300	245,300	245,300
Members | Series B units
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	9,906,827	9,906,827	9,906,827	9,590,106	9,906,827	9,590,106	9,472,482
Unit-based compensation (in units)				316,721		316,722	117,624
Balance as of ending (in units)	9,906,827	9,906,827	9,906,827	9,906,827	9,906,827	9,906,827	9,590,106
Members | Series C
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	1,584,327	1,584,327	1,584,327	1,336,067	1,584,327	1,336,067	1,336,067
Unit-based compensation (in units)				248,260		248,260
Balance as of ending (in units)	1,584,327	1,584,327	1,584,327	1,584,327	1,584,327	1,584,327	1,336,067
Additional Paid-In Capital
STATEMENTS OF MEMBERS' DEFICIT
Adjustment to shareholder receivables	$ (2,625)	$ (8,382)	$ (4,113)	$ (11,068)		$ (10,116)	$ (5,715)
Unit-based compensation		(6,109)	38,486	99,365		99,365	17,395
Preferred A Unit dividend	2,625	14,491	(34,373)	(88,297)		(89,250)	(11,680)
Accumulated Deficit
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning	(184,393,971)	(143,824,666)	(159,184,883)	(121,659,065)	$ (152,283,265)	(121,659,065)	(104,463,427)
Preferred A Unit dividend	(576,187)	(544,261)	(1,640,718)	(1,453,464)		(1,993,027)	(1,916,150)
Net loss	(23,432,428)	(7,914,338)	(47,576,985)	(29,170,736)		(35,532,791)	(15,279,488)
Balance as of ending	$ (208,402,586)	$ (152,283,265)	$ (208,402,586)	$ (152,283,265)	$ (208,402,586)	$ (159,184,883)	$ (121,659,065)